                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL GROWTH FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF
     SHARES                                                                                                             VALUE
-------------------                                                                                                -----------------

                       COMMON STOCKS (98.0%)
                       Advertising/Marketing Services (1.0%)
            48,266     Focus Media Holdings Ltd. (ADR) (Cayman Islands) *                                          $       1,428,674
                                                                                                                   -----------------

                       Apparel/Footwear (2.3%)
            33,192     Carter's, Inc. *                                                                                   2,029,691
            87,973     Maidenform Brands, Inc. *                                                                          1,131,333
                                                                                                                   -----------------
                                                                                                                          3,161,024
                                                                                                                   -----------------
                       Apparel/Footwear Retail (1.2%)
            48,446     Citi Trends Inc. *                                                                                 1,725,162
                                                                                                                   -----------------

                       Biotechnology (3.3%)
            25,415     Gen-Probe Inc. *                                                                                   1,173,411
            61,137     Techne Corp. *                                                                                     3,378,431
                                                                                                                   -----------------
                                                                                                                          4,551,842
                                                                                                                   -----------------
                       Casino/Gaming (2.9%)
            41,110     Kerzner International Ltd. (Bahamas) *                                                             2,672,561
            46,281     Shuffle Master, Inc. *                                                                             1,296,331
                                                                                                                   -----------------
                                                                                                                          3,968,892
                                                                                                                   -----------------
                       Chemicals: Specialty (1.1%)
            52,033     NuCo2 Inc. *                                                                                       1,463,168
                                                                                                                   -----------------

                       Construction Materials (1.7%)
            13,437     Eagle Materials, Inc.                                                                              1,474,711
            18,460     Texas Industries, Inc.                                                                               920,785
                                                                                                                   -----------------
                                                                                                                          2,395,496
                                                                                                                   -----------------
                       Consumer Sundries (1.5%)
            84,004     Yankee Candle Co., Inc. (The)                                                                      2,129,501
                                                                                                                   -----------------

                       Electronic Production Equipment (1.5%)
            77,288     Tessera Technologies, Inc. *                                                                       2,125,420
                                                                                                                   -----------------

                       Engineering & Construction (0.7%)
            17,939     Washington Group International, Inc. *                                                               927,626
                                                                                                                   -----------------

                       Financial Publishing/Services (1.7%)
            74,043     Morningstar, Inc. *                                                                                2,373,078
                                                                                                                   -----------------

                       Food Retail (1.1%)
            35,638     Pantry, Inc. (The) *                                                                               1,464,722
                                                                                                                   -----------------

                       Food: Specialty/Candy (0.3%)
            22,870     Rocky Mountain Chocolate Factory, Inc.                                                               356,772
                                                                                                                   -----------------

                       Home Building (2.0%)
            89,758     Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)  *                                                2,715,179
                                                                                                                   -----------------

                       Hotels/Resorts/Cruiselines (2.8%)
            69,395     Gaylord Entertainment Co. *                                                                        3,002,028
            81,059     Great Wolf Resorts, Inc. *                                                                           787,893
                                                                                                                   -----------------
                                                                                                                          3,789,921
                                                                                                                   -----------------
                       Industrial Machinery (1.3%)
            23,110     Middleby Corp. *                                                                                   1,811,824
                                                                                                                   -----------------

                       Internet Retail (4.9%)
            67,567     Blue Nile Inc. *                                                                                   2,803,355
            57,124     Netflix Inc. *                                                                                     1,573,195
            31,408     Overstock.com, Inc. *                                                                              1,168,692
            42,253     Provide Commerce Inc. *                                                                            1,219,422
                                                                                                                   -----------------
                                                                                                                          6,764,664
                                                                                                                   -----------------

                       Internet Software/Services (4.2%)
           101,601     Akamai Technologies, Inc. *                                                                        2,027,956
           122,404     CNET Networks, Inc. *                                                                              1,834,836
            19,174     Netease.com Inc. (ADR) (Cayman Islands) *                                                          1,092,535
            31,069     SINA Corp. (Cayman Islands) *                                                                        774,861
                                                                                                                   -----------------
                                                                                                                          5,730,188
                                                                                                                   -----------------
                       Investment Banks/Brokers (2.7%)
            68,495     Greenhill & Co., Inc.                                                                              3,759,690
                                                                                                                   -----------------

                       Investment Managers (1.0%)
            53,236     Calamos Asset Management Inc. (Class A)                                                            1,442,696
                                                                                                                   -----------------

                       Investment Trusts/Mutual Funds (1.4%)
            62,296     Macquarie Infrastructure Company Trust                                                             1,912,487
                                                                                                                   -----------------

                       Medical Specialties (6.1%)
            26,409     Adams Respitory Therapeutics, Inc. *                                                               1,169,655
            45,339     American Medical System Holdings, Inc. *                                                             834,238
            49,327     Animas Corp. *                                                                                       840,039
            21,066     Cyberonics Inc. *                                                                                    594,272
            69,753     Dade Behring Holdings, Inc.                                                                        2,852,200
            31,995     Flamel Technologies S.A. (ADR) (France) *                                                            608,865
            20,465     IDEXX Laboratories, Inc. *                                                                         1,464,271
                                                                                                                   -----------------
                                                                                                                          8,363,540
                                                                                                                   -----------------
                       Medical/Nursing Services (1.1%)
            53,857     VCA Antech, Inc. *                                                                                 1,505,842
                                                                                                                   -----------------

                       Miscellaneous Commercial Services (3.2%)
            59,610     Bright Horizons Family Solutions, Inc. *                                                           2,109,002
            27,058     Corporate Executive Board Co. (The)                                                                2,340,788
                                                                                                                   -----------------
                                                                                                                          4,449,790
                                                                                                                   -----------------
                       Oil & Gas Production (4.7%)
           252,731     Gasco Energy Inc *                                                                                 1,723,625
            31,818     Quicksilver Resources Inc. *                                                                       1,204,629
            93,545     Range Resources Corp.                                                                              3,483,616
                                                                                                                   -----------------
                                                                                                                          6,411,870
                                                                                                                   -----------------
                       Other Consumer Services (6.9%)
            90,377     Ambassadors Group, Inc.                                                                            2,267,559
            29,075     Bankrate, Inc. *                                                                                     937,669
            79,455     Coinstar, Inc. *                                                                                   1,930,756
            40,889     HouseValues, Inc. *                                                                                  522,561
            38,444     Strayer Education, Inc.                                                                            3,836,711
                                                                                                                   -----------------
                                                                                                                          9,495,256
                                                                                                                   -----------------
                       Packaged Software (3.1%)
            53,857     Blackboard Inc. *                                                                                  1,666,336
            63,117     Convera Corp. *                                                                                      984,625
            48,687     Salesforce.com Inc. *                                                                              1,550,681
                                                                                                                   -----------------
                                                                                                                          4,201,642
                                                                                                                   -----------------
                       Pharmaceuticals: Other (0.4%)
            37,380     Noven Pharmaceuticals, Inc. *                                                                        505,004
                                                                                                                   -----------------

                       Pulp & Paper (0.8%)
            40,167     Neenah Paper Inc.                                                                                  1,127,086
                                                                                                                   -----------------

                       Real Estate Development (1.0%)
            26,899     Jones Lang LaSalle, Inc. *                                                                         1,344,412
                                                                                                                   -----------------

                       Recreational Products (4.3%)
            27,360     Polaris Industries Inc.                                                                            1,352,678
            21,461     Shanda Interactive Entertainment, Ltd. (ADS) (Cayman Islands) *                                      366,768
            35,237     Take-Two Interactive Software, Inc. *                                                                643,075
            65,262     THQ, Inc. *                                                                                        1,482,753
            86,468     WMS Industries, Inc. *                                                                             2,147,000
                                                                                                                   -----------------
                                                                                                                          5,992,274
                                                                                                                   -----------------
                       Restaurants (5.2%)
            93,440     AFC Enterprises, Inc.                                                                              1,145,574
            84,082     BJ'S Restaurants Inc. *                                                                            1,996,107
            43,014     P.F. Chang's China Bistro, Inc. *                                                                  2,213,070
            56,123     Peet's Coffee & Tea, Inc. *                                                                        1,742,619
                                                                                                                   -----------------
                                                                                                                          7,097,370
                                                                                                                   -----------------

                       Services to the Health Industry (5.5%)
            81,538     Advisory Board Co. (The) *                                                                         3,939,916
            59,335     Stericycle, Inc. *                                                                                 3,638,422
                                                                                                                   -----------------
                                                                                                                          7,578,338
                                                                                                                   -----------------
                       Specialty Stores (5.5%)
            72,645     Build-A-Bear-Workshop, Inc. *                                                                      2,070,382
            92,441     CKX, Inc. *                                                                                        1,198,035
            50,359     Tractor Supply Co. *                                                                               2,712,336
            57,926     Tuesday Morning Corp.                                                                              1,580,800
                                                                                                                   -----------------
                                                                                                                          7,561,553
                                                                                                                   -----------------
                       Tobacco (1.1%)
            37,381     Loews Corp.- Carolina Group                                                                        1,504,585
                                                                                                                   -----------------

                       Trucking (3.3%)
           105,109     Landstar System, Inc.                                                                              4,523,891
                                                                                                                   -----------------

                       Wholesale Distributors (3.0%)
            49,648     Beacon Roofing Supply, Inc. *                                                                      1,351,419
            69,772     SCP Pool Corp.                                                                                     2,716,224
                                                                                                                   -----------------
                                                                                                                          4,067,643
                                                                                                                   -----------------
                       Wireless Telecommunications (2.2%)
           161,781     SBA Communications Corp. *                                                                         2,983,242
                                                                                                                   -----------------

                       TOTAL COMMON STOCKS
                         (Cost $117,753,255)                                                                            134,711,364
                                                                                                                   -----------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                                            VALUE
-------------------                                                                                                -----------------
                       SHORT-TERM INVESTMENT (2.2%)
                       REPURCHASE AGREEMENT
     $ 3,037           Joint repurchase agreement3account 4.005% due 12/01/05 (dated 11/30/05; proceeds                  $3,037,000
                         $3,037,338) (a) (Cost $3,037,000)                                                         -----------------

                       TOTAL INVESTMENTS
                         (Cost $120,790,255) (b)                                                      100.2%            137,748,364
                       LIABILITIES IN EXCESS OF OTHER ASSETS                                           (0.2)               (244,179)
                                                                                                    ------------   -----------------
                       NET ASSETS                                                                     100.0%           $137,504,185
                                                                                                    ============   =================

-----------------------
      ADR       American Depositary Receipt.
      ADS       American Depositary Shares
       *        Non-income producing security.
      (a)       Collateralized by federal agency and U.S. Treasury obligations.
      (b)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
                unrealized appreciation is $23,963,845 and the aggregate gross unrealized depreciation is $7,005,736, resulting in net
                unrealized appreciation of $16,958,109.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 19, 2005

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 19, 2005

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer